Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common Stock issued under employee plans, shares	10.4	8.0	7.2
Tax benefit from Common Stock issued under employee plans	$ 115	$ 67	$ 81
Common Stock contributed to defined benefit pension plans, shares			5.7
Common Stock repurchased, shares	12.6		26.9
Treasury stock reissued under employee plans, shares		3.6